GOODWILL AND OTHER INTANGIBLE ASSETS - Goodwill by Reporting Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020
Goodwill
Goodwill, Beginning Balance	$ 252,193	$ 229,536
Acquisitions	74,503	33,535
Purchase Accounting Adjustments	(10,680)	204
Impairments		(11,485)
Foreign Exchange, Net	(978)	403
Goodwill, Ending Balance	315,038	252,193
Retail
Goodwill
Goodwill, Beginning Balance	61,943	58,098
Acquisitions	13,115	3,643
Purchase Accounting Adjustments	(1,682)	202
Goodwill, Ending Balance	73,376	61,943
Industrial
Goodwill
Goodwill, Beginning Balance	87,827	81,276
Acquisitions	43,006	6,549
Purchase Accounting Adjustments	(2,292)	2
Goodwill, Ending Balance	128,541	87,827
Construction
Goodwill
Goodwill, Beginning Balance	90,729	82,911
Acquisitions	4,502	18,902
Purchase Accounting Adjustments	(6,228)
Impairments		(11,485)
Foreign Exchange, Net	(3)	401
Goodwill, Ending Balance	89,000	90,729
Construction | Commercial
Goodwill
Impairments		(11,500)
All Other
Goodwill
Goodwill, Beginning Balance	11,694	7,251
Acquisitions	13,880	4,441
Purchase Accounting Adjustments	(478)
Foreign Exchange, Net	(975)	2
Goodwill, Ending Balance	$ 24,121	$ 11,694